Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel. 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

November 12, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Municipal Trust (File Nos. 333-14725 and 811-07873)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940, Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A. This filing is being made pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating a new effective date for Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A, which was filed via EDGAR Accession No. 0001193125-10-204655 on September 3, 2010.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5662 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman